UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-08379
                                    --------------------------

                   Principal Real Estate Securities Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL REAL ESTATE SECURITIES FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
 ----------------------------------------------------------------------------------------
COMMON STOCKS (98.99%)
APARTMENT REITS (15.92%)
                                                                             $
 Archstone-Smith Trust                                     59,500              1,751,085
 AvalonBay Communities                                     33,500              1,949,700
 Camden Property Trust                                     16,885                759,825
 Equity Residential Properties Trust                       83,700              2,473,335
 Essex Property Trust                                      16,800              1,107,120
 Home Properties of New York                                9,983                375,361
 Mid-America Apartment Communities                         17,300                620,205
 United Dominion Realty Trust                              86,200              1,671,418
                                                                              10,708,049
DIVERSIFIED REITS (10.19%)
 Brookfield Properties                                     89,400              2,740,110
 Capital Automotive                                        32,040                928,840
 Catellus Development                                      17,852                446,300
 Entertainment Properties Trust                            14,514                513,215
 Vornado Realty Trust                                      38,300              2,224,847
                                                                               6,853,312
FACTORY OUTLET REITS (4.66%)
 Chelsea Property Group                                    48,100              3,132,272
HEALTHCARE REITS (4.57%)
 Health Care                                               15,200                490,504
 Ventas                                                   101,276              2,584,563
                                                                               3,075,067
HOTEL REITS (6.78%)
 Highland Hospitality                                      33,891                352,128
 LaSalle Hotel Properties                                  42,096              1,083,551
 Starwood Hotels & Resorts Worldwide                       69,400              3,123,000
                                                                               4,558,679
MALL REITS (18.46%)
 CBL & Associates Properties                               39,390              2,170,389
 General Growth Properties                                115,900              3,486,272
 Macerich                                                  27,600              1,322,040
 Mills                                                     24,642              1,123,675
 Simon Property Group                                      65,800              3,395,938
 Tanger Factory Outlet Centers                              4,024                159,552
 Taubman Centers                                           32,695                755,254
                                                                              12,413,120
OFFICE & INDUSTRIAL REITS (22.72%)
 AMB Property                                              34,809              1,223,188
 Boston Properties                                         83,576              4,421,170
 CenterPoint Properties Trust                              58,136              2,231,260
 Corporate Office Properties Trust                         45,824              1,160,722
 Equity Office Properties Trust                            75,801              1,967,036
 Prologis Trust                                            93,150              3,170,826
 SL Green Realty                                           22,438              1,101,706
                                                                              15,275,908
SELF STORAGE REITS (2.71%)
 Public Storage                                            38,700              1,823,931
SHOPPING CENTER REITS (12.98%)
 Acadia Realty Trust                                       33,303                471,903
 Developers Diversified Realty                             71,719              2,573,278
 Federal Realty Investment Trust                            7,314                308,651
 Kimco Realty                                              54,000              2,597,400
 Pan Pacific Retail Properties                             38,870              1,966,822

                                                          Shares
                                                           Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                            $
 Weingarten Realty Investors                              26,200                806,960
                                                                              8,725,014
                            TOTAL COMMON STOCKS                              66,565,352

                                                         Principal
                                                           Amount               Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.92%)
DIVERSIFIED FINANCIAL SERVICES (0.92%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                      $                     $
  1.33%; 08/02/04                                         616,355                616,355
                         TOTAL COMMERCIAL PAPER                                  616,355
                                                                              -----------

              TOTAL PORTFOLIO INVESTMENTS (99.91%)                            67,181,707

CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (0.09%)                                                             62,928
                        TOTAL NET ASSETS (100.00%)                           $67,244,635
                                                                            -------------

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $13,426,957
Unrealized Depreciation                         (835,770)
                                             -----------
Net Unrealized Appreciation (Depreciation)    12,591,187
Cost for federal income tax purposes         $54,590,520



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Real Estate Securities Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------